Performance Management - Investment Trust Prospectus	Aug. 01, 2025
CORE PLUS FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]
Highest Performance Quarter (4Q 2023): 7.61%          Lowest Performance Quarter (1Q 2022): -6.24%

As of June 30, 2025 the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 3.95%

Performance Table Heading	Average Annual Total ReturnsFor the calendar year ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	americancentury.com
CORE PLUS FUND | CORE PLUS FUND, INVESTOR CLASS
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Investor Class year-to-date return
Bar Chart, Year to Date Return	3.95%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	7.61%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	(6.24%)
Lowest Quarterly Return, Date	Mar. 31, 2022
DIVERSIFIED BOND FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for I Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for I Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	Highest Performance Quarter (4Q 2023): 6.98% Lowest Performance Quarter (1Q 2022): -5.86% As of June 30, 2025, the most recent calendar quarter end, the fund’s I Class year-to-date return was 4.07%.
Performance Table Heading	Average Annual Total ReturnsFor the calendar year ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown only for I Class shares. After-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
The after-tax returns are shown only for I Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	americancentury.com
DIVERSIFIED BOND FUND | DIVERSIFIED BOND FUND, I CLASS
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	I Class year-to-date return
Bar Chart, Year to Date Return	4.07%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	6.98%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	(5.86%)
Lowest Quarterly Return, Date	Mar. 31, 2022
HIGH INCOME FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Y Class shares. The table shows how the fund’s average annual total returns for the periods shown compared with those of a broad measure of market performance. The table also shows returns for the ICE BofA U.S. High Yield Constrained Index, which the advisor considers to be more representative of the fund’s investment strategy. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
The fund acquired the assets and assumed the historical performance of the Nomura High Yield Fund, a series of The Advisors’ Inner Circle Fund III (the “Predecessor Fund”) on October 2, 2017 (the “Reorganization”). Accordingly, the performance shown for periods prior to October 2, 2017 represents the performance of Class I shares of the Predecessor Fund. In addition, the Predecessor Fund acquired the assets and assumed the historical performance of the High Yield Fund, a series of Nomura Partners Funds, Inc. (the “Prior Predecessor Fund,” and together with the Predecessor Fund, the “Predecessor Funds”) on December 8, 2014 (the “Prior Reorganization”). Accordingly, the performance shown for periods before December 8, 2014 represents the performance of Class I shares of the Prior Predecessor Fund. The Predecessor Funds’ returns in the bar chart and table have not been adjusted to reflect the fund’s expenses. If the Predecessor Funds’ performance information had been adjusted to reflect the fund’s expenses, the performance may have been higher or lower for a given period depending on the expenses incurred by the Predecessor Funds for that period.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Y Class shares. The table shows how the fund’s average annual total returns for the periods shown compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	The table also shows returns for the ICE BofA U.S. High Yield Constrained Index, which the advisor considers to be more representative of the fund’s investment strategy.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	Highest Performance Quarter (2Q 2020): 9.19% Lowest Performance Quarter (1Q 2020): -12.50% As of June 30, 2025, the most recent calendar quarter end, the fund’s Y Class year-to-date return was 4.39%.
Performance Table Heading	Average Annual Total ReturnsFor the calendar year ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Y Class shares. After-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are shown only for Y Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	americancentury.com
HIGH INCOME FUND | HIGH INCOME FUND Y CLASS
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Y Class year-to-date return
Bar Chart, Year to Date Return	4.39%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	9.19%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	(12.50%)
Lowest Quarterly Return, Date	Mar. 31, 2020
HIGH-YIELD FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The table also shows returns for the ICE BofA US High Yield Constrained Index (Unhedged), which the advisor considers to be more representative of the fund’s investment strategy. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Effective June 24, 2025, the fund changed its investment strategy. Performance for periods before June 24, 2025 is based on the fund's prior investment strategy. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	The table also shows returns for the ICE BofA US High Yield Constrained Index (Unhedged), which the advisor considers to be more representative of the fund’s investment strategy.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]
Highest Performance Quarter (2Q 2020): 7.21%          Lowest Performance Quarter (1Q 2020): -10.26%
As of June 30, 2025, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 4.26%.

Performance Table Heading	Average Annual Total ReturnsFor the calendar year ended December 31, 2024
Performance Table Market Index Changed	The investment advisor selected a different index for comparison purposes effective June 24, 2025. The advisor believes the ICE BofA US High Yield Constrained Index (Unhedged) is more reflective of the fund's strategy as compared to the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	americancentury.com
HIGH-YIELD FUND | HIGH-YIELD FUND, INVESTOR CLASS
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Investor Class year-to-date return
Bar Chart, Year to Date Return	4.26%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	7.21%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	(10.26%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MULTISECTOR INCOME FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]
Highest Performance Quarter (2Q 2020): 8.18%        Lowest Performance Quarter (1Q 2020): -6.50%

As of June 30, 2025, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 4.43%.

Performance Table Heading	Average Annual Total ReturnsFor the calendar year ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	americancentury.com
MULTISECTOR INCOME FUND | MULTISECTOR INCOME FUND, INVESTOR CLASS
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Investor Class year-to-date return
Bar Chart, Year to Date Return	4.43%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	8.18%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	(6.50%)
Lowest Quarterly Return, Date	Mar. 31, 2020
PRIME MONEY MARKET FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]
Highest Performance Quarter (4Q 2023): 1.28%      Lowest Performance Quarter (1Q 2022): 0.00%

As of June 30, 2025, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 1.99%.

Performance Table Heading	Average Annual Total ReturnsFor the calendar year ended December 31, 2024
Performance Availability Website Address [Text]	americancentury.com
PRIME MONEY MARKET FUND | PRIME MONEY MARKET FUND, INVESTOR CLASS
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Investor Class year-to-date
Bar Chart, Year to Date Return	1.99%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	1.28%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022
SHORT DURATION FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The table also shows returns for the Bloomberg U.S. 1-3 Year Government/Credit Bond Index, which the advisor considers to be more representative of the fund’s investment strategy. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	The table also shows returns for the Bloomberg U.S. 1-3 Year Government/Credit Bond Index, which the advisor considers to be more representative of the fund’s investment strategy.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]
Highest Performance Quarter (2Q 2020): 3.08%        Lowest Performance Quarter (1Q 2022): -2.66%

As of June 30, 2025, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 3.10%.

Performance Table Heading	Average Annual Total ReturnsFor the calendar year ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	americancentury.com
SHORT DURATION FUND | SHORT DURATION FUND, INVESTOR CLASS
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Investor Class year-to-date return
Bar Chart, Year to Date Return	3.10%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	3.08%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	(2.66%)
Lowest Quarterly Return, Date	Mar. 31, 2022
SHORT DURATION INFLATION PROTECTION BOND FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The table also shows returns for the Bloomberg U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS) Index, which the advisor considers to be more representative of the fund’s investment strategy. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	The table also shows returns for the Bloomberg U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS) Index, which the advisor considers to be more representative of the fund’s investment strategy.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]
Highest Performance Quarter (2Q 2020): 3.58%        Lowest Performance Quarter (3Q 2022): -3.10%

As of June 30, 2025, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 4.30%.

Performance Table Heading	Average Annual Total ReturnsFor the calendar year ended December 31, 2024
Performance Table Market Index Changed	The fund’s broad-based securities market index changed from the Bloomberg U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS) Index to the Bloomberg U.S. Aggregate Bond Index as a result of recent regulatory changes requiring that such index represent the overall applicable securities market.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)	[1]
Performance Table Closing [Text Block]
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	americancentury.com
SHORT DURATION INFLATION PROTECTION BOND FUND | SHORT DURATION INFLATION PROTECTION BOND FUND, INVESTOR CLASS
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Investor Class year-to-date return
Bar Chart, Year to Date Return	4.30%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	3.58%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	(3.10%)
Lowest Quarterly Return, Date	Sep. 30, 2022
SHORT DURATION STRATEGIC INCOME FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The table also shows returns for the Bloomberg U.S. 1-3 Year Government/Credit Bond Index, which the advisor considers to be more representative of the fund’s investment strategy. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	The table also shows returns for the Bloomberg U.S. 1-3 Year Government/Credit Bond Index, which the advisor considers to be more representative of the fund’s investment strategy.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]
Highest Performance Quarter (2Q 2020): 4.93%    Lowest Performance Quarter (1Q 2020): -3.39%

As of June 30, 2025, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 3.41%.

Performance Table Heading	Average Annual Total ReturnsFor the calendar year ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	americancentury.com
SHORT DURATION STRATEGIC INCOME FUND | SHORT DURATION STRATEGIC INCOME FUND, INVESTOR CLASS
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Investor Class year-to-date return
Bar Chart, Year to Date Return	3.41%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	4.93%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	(3.39%)
Lowest Quarterly Return, Date	Mar. 31, 2020
U.S. GOVERNMENT MONEY MARKET FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. On December 1, 2015, the fund changed its investment objective and strategy so that it would qualify as a government money market fund, as that term is defined in Rule 2a-7 of the Investment Company Act. Performance for periods before December 1, 2015 is based on the fund’s prior investment strategy. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]
Highest Performance Quarter (4Q 2023): 1.27%      Lowest Performance Quarter (1Q 2022): 0.00%

As of June 30, 2025, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 1.98%.

Performance Table Heading	Average Annual Total ReturnsFor the calendar year ended December 31, 2024
Performance Availability Website Address [Text]	americancentury.com
U.S. GOVERNMENT MONEY MARKET FUND | U.S. GOVERNMENT MONEY MARKET FUND, INVESTOR CLASS
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	1.98%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	1.27%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022

[1]	The fund’s broad-based securities market index changed from the Bloomberg U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS) Index to the Bloomberg U.S. Aggregate Bond Index as a result of recent regulatory changes requiring that such index represent the overall applicable securities market.